Fair Value of Financial Instruments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Fair Value of Financial Instruments [Abstract]
Cash and cash equivalents - Book Value	$ 25,327	$ 26,750	$ 26,841	$ 99,495
Cash and cash equivalents - Fair Value	25,327	26,750
Restricted cash - Book Value	1,572	7,789
Restricted cash - Fair Value	1,572	7,789
Loans receivable from affiliates - Book Value	1,971	1,521
Loans receivable from affiliates - Fair Value	1,971	1,521
Amounts due to related parties - Book Value	(7,352)	(8,680)
Amounts due to related parties - Fair Value	(7,352)	(8,860)
Term Loan B facility, net - Book Value	(381,417)	(404,977)
Term Loan B facility, net - Fair Value	(339,215)	(406,410)
Other long-term debt, net - Book Value	(173,590)	(193,102)
Other long-term debt, net - Fair Value	$ (174,953)	$ (194,569)